Property Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment, Net
Land and buildings	$ 703.1	$ 717.1
Office furniture, fittings and equipment	529.8	494.2
Warehouse, laboratory and manufacturing equipment	297.6	290.0
Assets under construction	93.7	43.9
Property, plant and equipment, gross	1,624.2	1,545.2
Less: Accumulated depreciation	(796.1)	(707.7)
Property, plant and equipment, net	828.1	837.5
Depreciation	$ 138.5	$ 163.5	$ 127.6